Basis of preparation, Going Concern (Details) $ in Thousands, $ in Thousands			12 Months Ended
		Nov. 03, 2024 USD ($)	Jun. 30, 2024 USD ($)		Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Apr. 30, 2025 AUD ($)	Nov. 03, 2024 AUD ($)	Jun. 30, 2024 AUD ($)
Going Concern [Abstract]
Net loss			$ (146,443)	[1]	$ (221,083)	$ (79,223)	$ (47,821)
Before impairment					118,500
Cash in operating activities			(50,902)	[1]	(76,845)	(52,482)	$ (45,976)
Net current asset (liability)						25,900				$ (9,600)
Ongoing liquidity support	[2]				67,998	60,471
Interest payment in kind			6,000		$ 9,100
Unrestricted cash balance						$ 19,582				3,705
Accumulated transaction costs deferrals from the capital reorganization			$ 15,000							22,500
Average life for refinanced debt			5 years		5 years
Subsequent Events [Member]
Going Concern [Abstract]
Unrestricted cash balance								$ 1,500
Loans payable in default		$ 5,000							$ 7,600
Average life for refinanced debt		5 years
Outstanding debt subject to deferral option		$ 10,000							$ 15,000
Transaction cost deferrals, payment period		12 months
PIUS Finance Arrangement [Member]
Going Concern [Abstract]
Ongoing liquidity support			$ 11,400		$ 17,400
Conditional access to financing arrangements			400							700
Remaining undrawn borrowing facilities			400		700
OIC Financing Arrangement [Member]
Going Concern [Abstract]
Ongoing liquidity support			11,400		17,400
Conditional access to financing arrangements			5,000							$ 7,600
Amounts available for investment for future expansion opportunities			15,000		22,700
Remaining undrawn borrowing facilities			$ 5,000		$ 7,600

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars
[2]	Cash flows from borrowings make up the net amount of proceeds from borrowings, repayments of borrowings and borrowing costs in the Consolidated Statements of Cash Flows.